Business Combinations	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Business Combinations
5.	BUSINESS COMBINATIONS

Transaction	for the year ended January 31, 2020
On August 1, 2019, the Company acquired 80% of the outstanding shares of Telwater Pty Ltd (“Telwater”) for a purchase consideration of Australian $120.8 million ($113.2 million), paid in cash. Telwater is located in Coomera, Queensland (Australia) and is a manufacturer of boats under brands such as
Quintrex
,
Stacer
and
Savage
.
The acquisition allows the Company to pursue its growth strategy in the marine market, and to create synergies with the existing operations of the Company.
The value of the assets acquired, liabilities assumed and
non-controlling
interest were as follows, as at the acquisition date:

Total
Assets acquired
Current assets	$14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Trademarks	19.5
Dealer network	28.2
Goodwill [a] [b]	60.0
Total assets acquired	158.8

Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)

Non-controlling interest [c]	(19.4)

Total consideration paid in cash	$113.2
[a]	Goodwill arises principally from expected synergies and future growth.

[b]	Goodwill is not deductible for tax purposes.

[c]	Non-controlling interest is measured at fair value as at the acquisition date.
The Company’s consolidated statement of net income includes the operating results of Telwater since the acquisition date. For the year ended January
 31, 2020, it represents revenues of $39.6 million. Net income for the year ended January 31, 2020 was not significant.
If the Company had acquired Telwater at the beginning of the year ended January 31, 2020, it would have increased revenues by approximately $28 million.
The Company incurred acquisition-related costs of $0.9 million, which have been recorded in general and administrative expenses.
As part of the acquisition, the Company and the
non-controlling
interest shareholders in Telwater (the “Parties”) entered into put and call options, exercisable by the Parties at any time after the second anniversary of the acquisition, allowing or requiring the Company to acquire all the remaining shares for cash consideration according to a predetermined purchase price formula based on Telwater’s performance. At the acquisition date, the Company recorded a financial liability and reduced the non-controlling
interests by $19.4
million
, representing the estimated present value of the redemption amount. As a result, no profit is attributed to the non-controlling
interest. Subsequent remeasurement adjustments of the financial liability will be recorded in the consolidated statements of net income.
Transactions	for the year ended January 31, 2019
On June 28, 2018, the Company acquired 100% of Alumacraft Holdings, LLC and its wholly-owned subsidiary Alumacraft Boat Co. (“Alumacraft”) for a purchase consideration of U.S. $61.0 million ($80.9 million), paid in cash. Alumacraft is a recreational boat manufacturer with two manufacturing facilities located in St. Peter, Minnesota (United States) and in Arkadelphia, Arkansas (United States).
On August 28, 2018, the Company acquired 100% of Triton Industries, Inc. (“Triton”) for a purchase consideration of U.S. $75.0 million ($97.4 million), paid in cash. Triton is a pontoon boat manufacturer under the
Manitou
brand with a manufacturing facility located in Lansing, Michigan (United States).
The two acquisitions allowed the Company to pursue its growth strategy in the marine market, and to create synergies with the existing operations of the Company.
The value of the assets acquired and liabilities assumed were as follows, as at their respective acquisition dates:

	Alumacraft		Triton	Total
Assets acquired
Current assets	$23.5	[b]	$14.1	$37.6
Property, plant and equipment	5.7		9.7	15.4
Trademark	25.8		37.7	63.5
Dealer network	19.1		27.5	46.6
Goodwill [a]	21.0	[c]	32.5	53.5
Total assets acquired	95.1		121.5	216.6

Liabilities assumed
Current liabilities	(10.6)		(7.4)	(18.0)
Deferred income taxes	(3.6)		(16.7)	(20.3)
Total liabilities assumed	(14.2)		(24.1)	(38.3)

Net assets acquired and total consideration paid in cash [d]	$80.9		$97.4	$178.3
[a]
Goodwill arises principally from expected synergies and future growth.
[b]
Including cash of $5.3 million.
[c]
Only $2.8 million of goodwill is deductible for tax purposes.
[d]
Repayment of Alumacraft and Triton debt is included in the purchase consideration.
The Company’s consolidated statement of net income includes the operating results of Alumacraft and Triton since their respective acquisition dates. For the year ended January 31, 2019, they represent revenues of $94.9 million. Net income for the year ended January 31, 2019 was not significant.
If the Company had acquired Alumacraft and Triton at the beginning of the year ended January 31, 2019, it would have increased revenues by approximately $104 million.
The Company incurred acquisition-related costs of $2.7 million, which have been recorded in general and administrative expenses.